SCHEDULE OF CONSOLIDATED BALANCE SHEETS (RESTATED) (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash	$ 27,952	$ 359,826	$ 102,766
Accounts receivable	240,135	24,241	208,647
Prepaid expenses	19,049,284	19,020,159	19,409,323
Other current assets	1,169,083	907,632	718,550
Notes receivable	2,000,000	2,000,000	2,000,000
Investments	250,000	250,000	250,000
Goodwill	11,227,491	11,227,491	19,590,758	$ 1,653,067
Intangible assets, net	15,226,072	17,681,874	23,982,445
Property and equipment, net	15,350	21,309	108,078
Other long term assets	12,884,686	12,884,686	13,009,686
Total assets	62,090,053	64,377,218	79,380,253
LIABILITIES AND STOCKHOLDERS’ EQUITY
Trade payables	8,076,646	7,991,802	7,607,633
Deferred revenue	303,572	357,143	464,286
Notes payable – current	6,991,654	6,026,669	3,755,676
Accrued interest	1,075,244	858,875	484,172
Accrued and other expenses	11,782,534	11,359,616	4,626,973
Other liabilities	1,167,111	1,167,111	625,028
Total current liabilities	29,396,761	27,761,216	17,563,768
Total liabilities	29,396,761	27,761,216	17,563,768
Common Stock	7,447	2,877	2,527
Additional paid in capital	277,489,875	269,690,569	267,597,370
Accumulated other comprehensive loss	(51,595)	(91,667)	3,622
Accumulated deficit	(246,784,505)	(235,106,206)	(208,187,210)
Noncontrolling interest	2,032,070	2,120,429	2,400,176
Total Equity	32,693,292	36,616,002	61,816,485	$ 94,000,253
Total liabilities and stockholders’ equity	$ 62,090,053	64,377,218	$ 79,380,253
Previously Reported [Member]
ASSETS
Cash		359,826
Accounts receivable		24,241
Prepaid expenses		19,020,159
Other current assets		825,948
Notes receivable		2,000,000
Investments		250,000
Goodwill		12,880,558
Intangible assets, net		17,681,874
Property and equipment, net		21,309
Other long term assets		12,884,686
Total assets		65,948,601
LIABILITIES AND STOCKHOLDERS’ EQUITY
Trade payables		8,009,534
Deferred revenue		357,143
Notes payable – current		6,075,594
Accrued interest		867,236
Accrued and other expenses		11,519,474
Other liabilities		1,070,233
Total current liabilities		27,899,214
Total liabilities		27,899,214
Common Stock		2,877
Additional paid in capital		269,690,569
Accumulated other comprehensive loss		(144,729)
Accumulated deficit		(233,759,640)
Noncontrolling interest		2,260,310
Total Equity		38,049,387
Total liabilities and stockholders’ equity		65,948,601
Revision of Prior Period, Reclassification, Adjustment [Member]
ASSETS
Cash
Accounts receivable
Prepaid expenses
Other current assets		81,684
Notes receivable
Investments
Goodwill		(1,653,067)
Intangible assets, net
Property and equipment, net
Other long term assets
Total assets		(1,571,383)
LIABILITIES AND STOCKHOLDERS’ EQUITY
Trade payables		(17,732)
Deferred revenue
Notes payable – current		(48,925)
Accrued interest		(8,361)
Accrued and other expenses		(160,426)
Other liabilities		96,878
Total current liabilities		(138,566)
Total liabilities		(138,566)
Common Stock
Additional paid in capital
Accumulated other comprehensive loss		53,062
Accumulated deficit		1,346,566
Noncontrolling interest		(139,881)
Total Equity		1,432,817
Total liabilities and stockholders’ equity		(1,571,383)
Restated [Member]
ASSETS
Cash		359,826
Accounts receivable		24,241
Prepaid expenses		19,020,159
Other current assets		907,632
Notes receivable		2,000,000
Investments		250,000
Goodwill		11,227,491
Intangible assets, net		17,681,874
Property and equipment, net		21,309
Other long term assets		12,884,686
Total assets		64,377,218
LIABILITIES AND STOCKHOLDERS’ EQUITY
Trade payables		7,991,802
Deferred revenue		357,143
Notes payable – current		6,026,669
Accrued interest		858,875
Accrued and other expenses		11,359,048
Other liabilities		1,167,111
Total current liabilities		27,760,648
Total liabilities		27,760,648
Common Stock		2,877
Additional paid in capital		269,690,569
Accumulated other comprehensive loss		(91,667)
Accumulated deficit		(235,106,206)
Noncontrolling interest		2,120,429
Total Equity		36,616,002
Total liabilities and stockholders’ equity		$ 64,377,218